CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Financial Data for Reportable Operating Segments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues	$ 235,133	$ 234,866	$ 271,566
Cost of Revenues	151,498	155,210	173,637
Gross Profit	83,635	79,656	97,929
R&D expenses:
Expenses incurred	27,635	29,491	32,296
Less - grants	2,477	1,591	3,055
Research and development expenses	25,158	27,900	29,241
Selling and marketing	32,537	32,214	34,988
General and administrative	20,903	23,071	23,618
Restructuring costs		564	315
Impairment of goodwill and intangible assets			31,879
Operating income (loss)	5,037	(4,093)	(22,112)
Financial expenses, net	(3,837)	(6,239)	(3,432)
Other income			2,729
Income (loss) before taxes	1,200	(10,332)	(22,815)
Tax benefit	1,901	(755)	(1,893)
Net loss from continuing operations	(701)	(9,577)	(20,922)
Net loss from discontinued operations	(795)	(8,320)	(2,270)
Net loss	(1,496)	(17,897)	(23,192)
Depreciation and amortization expenses	15,951	17,559	18,672
Commercial [Member]
Segment Reporting Information [Line Items]
Revenues	130,306	141,576	158,882
Cost of Revenues	77,587	94,966	97,310
Gross Profit	52,719	46,610	61,572
R&D expenses:
Expenses incurred	19,099	18,403	19,561
Less - grants	2,015	1,203	2,261
Research and development expenses	17,084	17,200	17,300
Selling and marketing	23,401	22,759	24,184
General and administrative	7,808	9,973	11,221
Restructuring costs		406	219
Impairment of goodwill and intangible assets
Operating income (loss)	4,426	(3,728)	8,648
Depreciation and amortization expenses	4,885	4,996	4,960
Operation income (loss) after adjustment of corporate overhead allocations		(2,292)
Mobility [Member]
Segment Reporting Information [Line Items]
Revenues	54,817	48,211	55,371
Cost of Revenues	37,023	33,773	40,998
Gross Profit	17,794	14,438	14,373
R&D expenses:
Expenses incurred	8,536	11,088	12,735
Less - grants	462	388	794
Research and development expenses	8,074	10,700	11,941
Selling and marketing	7,809	8,139	9,128
General and administrative	5,961	7,744	4,940
Restructuring costs		158	96
Impairment of goodwill and intangible assets			31,879
Operating income (loss)	(4,050)	(12,303)	(43,611)
Depreciation and amortization expenses	8,220	8,469	9,723
Operation income (loss) after adjustment of corporate overhead allocations		(10,738)
Services [Member]
Segment Reporting Information [Line Items]
Revenues	50,010	45,079	57,313
Cost of Revenues	36,888	26,471	35,329
Gross Profit	13,122	18,608	21,984
R&D expenses:
Expenses incurred
Less - grants
Research and development expenses
Selling and marketing	1,327	1,316	1,676
General and administrative	7,134	5,354	7,457
Restructuring costs
Impairment of goodwill and intangible assets
Operating income (loss)	4,661	11,938	12,851
Depreciation and amortization expenses	2,846	4,094	3,989
Operation income (loss) after adjustment of corporate overhead allocations		$ 8,937